Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($)	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	May 31, 2019	Jan. 26, 2018
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 680,085,000		$ 605,147,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	8,605,000		22,253,000
Long-term Debt	671,480,000		582,894,000
Current portion of long-term debt (note 8)	255,306,000		10,858,000
Long-term Debt, Excluding Current Maturities	416,174,000		572,036,000
Teekay Parent
Debt Instrument [Line Items]
Long-term Debt, Gross	355,579,000		355,579,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	4,389,000		15,646,000
Long-term Debt	351,190,000		339,933,000
Current portion of long-term debt (note 8)	239,807,000		0
Long-term Debt, Excluding Current Maturities	111,383,000		339,933,000
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 243,395,000		$ 243,395,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	9.25%		9.25%	9.25%
Debt Instrument, Repurchase Amount			$ 6,200,000
Senior Notes (8.5%) due January 15, 2020 | Teekay Parent
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 243,395,000		$ 243,395,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				9.25%
Senior Notes due 2022 [Member] | Teekay Parent
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	9.25%		9.25%
Convertible Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 112,184,000		$ 112,184,000
Convertible Debt [Member] | Teekay Parent
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 112,184,000	$ 112,200,000	$ 112,184,000
Debt interest rate	5.00%		5.00%		5.00%
Debt Instrument, Repurchase Amount			$ 10,500,000
US Dollar Denominated Term Loans Due Through Two Thousand Twenty Three
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 53,339,000		64,568,000
Revolving Credit Facilities due through December 2024
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 271,167,000		$ 185,000,000